Financial Risk Management - Credit Risk - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) Airline	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	82.90%	92.50%	96.00%
Number of major client airlines | Airline	3
Deposit received from customers	$ 1,243,627	$ 1,144,288	$ 1,022,148
Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Expected loss rates base, actual credit loss experience period	3 years
Credit risk [Member] | Mexico [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	0.00%
Credit risk [Member] | Jamaica [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	0.00%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum grace period for reimbursement	60 days
Deposit received from customers	$ 1,243,627	$ 1,144,288	$ 1,022,148
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Major Client Airlines [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	31.40%	31.50%	32.40%
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Bond or Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Guarantee period	30 days
Credit risk [Member] | Tarifa de Uso Aeroportuario [Member] | Other Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	45.50%	46.60%	48.30%
Credit risk [Member] | Company's Airports [Member] | Aeronautical And Non Aeronautical [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage from maximum tariff per traffic unit by the mexican airports	76.50%	80.10%	83.90%
Top of Range [Member] | Credit risk [Member] | Tarifa de Uso Aeroportuario [Member]
Disclosure of detailed information about financial instruments [line items]
Credit term	60 days